Shareholders' equity (deficit)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Shareholders' equity (deficit)
19.	Shareholders’ equity (deficit)
As described in Note 1 and Note 3, Immatics N.V. was founded in 2020 with a share capital of €0.01 after the Reorganization. On July 1, 2020, upon closing of the ARYA Merger, Immatics N.V. had 62,908,617 outstanding ordinary shares with a par value of €0.01, resulting in a share capital of €629 thousand. In 2020, the ARYA Merger and PIPE Financing led to an increase in share premium by €327.8 million. As of December 31, 2021 and 2020, the total number of ordinary shares of Immatics N.V. outstanding is 62,926,816 and 62,908,617 with a par value of €0.01, respectively.
As of December 31, 2019, the total number of ordinary shares of Immatics Biotechnologies GmbH outstanding is 1,163,625 with a par value of €1.00. Adjusted for the effect of the Reorganization as discussed in Note 3, which is applied retrospectively to all prior periods presented for purpose of calculation earni
ng per shares
, the total number of ordinary shares outstanding as of December 31, 2019 was 33,093,838 with a par value of €0.01. In 2019, there was no capital increase and, hence, no change in share capital or share premium.
Other reserves are related to accumulated foreign currency translation amounts associated with the Group’s US operations.